Related party advances (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related party advances
The Company owed to a director of the Company for consulting fees incurred	$ 15,000	$ 15,000
The Company owed to the President of the Company for management fees incurred and financing of day-to-day operations	10,654	83,066
The Company owed to the President of the Company for management fees	$ 120,000	$ 120,000